GENERAL	12 Months Ended
Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GENERAL
NOTE 1:-	GENERAL

a.	Organization:

Gilat Satellite Networks Ltd. (the "Company") and its subsidiaries (the "Group" or "Gilat") is a global provider of end-to-end broadband satellite communication ("Satcom") network solutions and services. Gilat designs, manufactures and provides full network management and equipment for Satcom as well as professional services to satellite operators and service providers worldwide. The equipment consists of very small aperture terminals ("VSATs"), solid-state power amplifiers ("SSPAs"), block up converters ("BUCs"), low-profile antennas and on-the-Move/on-the-Pause terminals. VSATs are earth-based terminals that transmit and receive broadband internet, voice, data and video via satellite. In addition, Gilat provides integrated small cell solutions with its satellite backhaul for the cellular market. Gilat also provides connectivity services, internet access and telephony to enterprise, government and residential customers over its own networks and also over networks which Gilat installs based on Build Operate Transfer ("BOT") contracts. Additionally, Gilat builds telecommunication infrastructure, typically using fiber-optic and wireless technologies for broadband connectivity.

The Company was incorporated in Israel in 1987 and launched its first generation VSAT in 1989.

The Group's business is managed and reported through three separate reportable segments, consisting of the Group’s Commercial, Mobility and Services divisions. As to the Group's customers, geographic and segment information, see Note 13.

b.	Discontinued operation:

On December 2, 2013, the Company sold its subsidiary, Spacenet Inc. ("Spacenet"), to SageNet of Tulsa, LLC for approximately $ 16,000, subject to certain post-closing adjustments and expenses. The Company recorded a loss of $ 1,385 as a result of this sale. The Company previously provided managed network communications services through Spacenet utilizing satellite wireline and wireless networks and associated technology mainly in the United States. During 2015 and 2014, some of the post-closing adjustments were resolved and consequently the Company incurred additional expenses in their respect of $ 200 and $ 795, respectively, which were accounted as discontinued operations. During 2016, no additional expenses were incurred. Spacenet was previously part of the Services division.

c.
The Company depends on a major supplier to supply certain components and services for the production of its products or providing services. If this supplier fails to deliver or delays the delivery of the necessary components or services, the Company will be required to seek alternative sources of supply. A change in suppliers could result in manufacturing delays or services delays which could cause a possible loss of sales and, or, additional incremental costs and, consequently, could adversely affect the Company's results of operations and financial position.